Quarterly Report
March 31, 2024
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 90.1%
Asset-Backed & Securitized – 7.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.015%, 11/15/2054 (i)	$3,563,198	$167,955
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.941% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,267,047
ACREC 2023-FL2 LLC, “A”, FLR, 7.555% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	729,883	731,708
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	339,998	339,917
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	671,500	654,952
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.839% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,085,477
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.968% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,380,368
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	261,372	263,055
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.282%, 7/15/2054 (i)	3,609,762	232,720
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.604%, 2/15/2054 (i)	2,352,871	189,314
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.461%, 12/15/2055 (i)	3,496,343	128,592
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.265%, 2/15/2054 (i)	7,578,709	447,092
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.145%, 3/15/2054 (i)	4,495,258	234,595
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)	6,469,490	277,553
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.258%, 7/15/2054 (i)	5,764,058	341,020
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.27%, 8/15/2054 (i)	6,721,226	431,047
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.03%, 9/15/2054 (i)	7,524,667	366,961
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	149,456	156,201
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	96,017	96,187
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	573,798	564,132
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.919% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	777,500	750,923
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,245,901
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	265,481	256,440
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.418% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	540,710	541,922
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.856%, 12/15/2072 (i)(n)	4,361,745	163,191
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.297%, 2/15/2054 (i)	5,753,809	380,068
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.772%, 4/15/2054 (i)	3,294,574	124,162
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	475,646	475,029
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	466,873	466,781
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	314,000	314,980
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	178,690	178,499
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	519,225	519,437
Exeter Automobile Receivables Trust, 2023-3A, “A2”, 6.11%, 9/15/2025	23,685	23,696
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	212,483	213,998
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	88,626	88,392
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	98,112	98,052
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.189% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,096,898
MF1 2021-FL5 Ltd., “AS”, FLR, 6.64% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	664,500	653,812
MF1 2021-FL5 Ltd., “B”, FLR, 6.889% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	822,131
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	5,578,831	176,831
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.288%, 5/15/2054 (i)	2,863,507	172,062
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.205%, 6/15/2054 (i)	3,474,440	188,278
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.091%, 10/15/2054 (i)	13,318,809	697,883
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	299,686	299,394
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	204,000	205,592
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	188,000	188,573
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	306,746	305,987
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	97,763	97,576
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	177,704
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	463,338	459,287
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	206,000	201,082
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	340,000	340,155
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	397,000	396,485
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	254,108	253,799
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	858,820	853,585
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	239,980	238,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.934%, 1/15/2052 (i)(n)	$3,207,608	$108,143
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.528%, 8/15/2054 (i)	1,302,098	97,323
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.168% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	71,491	71,545
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.168% (SOFR - 30 day + 0.85%), 3/15/2027	353,777	354,557
		$23,654,508
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$510,705
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$140,529
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$142,000	$142,434
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	243,832
		$386,266
Mortgage-Backed – 53.8%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,864,550	$1,825,054
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	8,509,719	7,872,220
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	231,915	239,332
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	644,798	581,605
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	217,656	18,475
Fannie Mae, 3%, 2/25/2033 (i)	272,474	22,193
Fannie Mae, 3.56%, 6/25/2033	487,395	466,033
Fannie Mae, 3.5%, 8/15/2033 - 6/25/2048	4,974,464	4,567,778
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,435,019	2,485,598
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,779,092	1,779,351
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	275,044	283,496
Fannie Mae, 5.883%, 5/15/2036	159,788	158,466
Fannie Mae, 5.664%, 5/25/2037	60,605	59,280
Fannie Mae, 5.734%, 10/25/2039 - 12/25/2045	445,173	435,788
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	6,264,070	5,927,594
Fannie Mae, 5.784%, 3/25/2041 - 12/25/2042	124,016	123,009
Fannie Mae, 5.934%, 7/25/2041	50,790	50,216
Fannie Mae, 1.75%, 10/25/2041	522,119	480,736
Fannie Mae, 2.75%, 9/25/2042	228,443	213,720
Fannie Mae, 2.25%, 7/25/2043	100,442	84,780
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	467,233	422,836
Fannie Mae, UMBS, 2%, 12/01/2036 - 4/01/2052	11,195,286	9,114,476
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2053	20,151,295	16,883,461
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,886,969	1,844,789
Fannie Mae, UMBS, 1.5%, 2/01/2042	61,901	50,337
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	2,812,917	2,442,870
Fannie Mae, UMBS, 4%, 8/01/2051	463,793	434,852
Fannie Mae, UMBS, 3.5%, 5/01/2052	345,854	310,844
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	588,277	562,701
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	3,955,243	3,999,672
Fannie Mae, UMBS, 6.5%, 8/01/2053	330,081	337,224
Freddie Mac, 0.941%, 4/25/2024 (i)	1,497,788	131
Freddie Mac, 0.639%, 7/25/2024 (i)	11,581,908	7,455
Freddie Mac, 3.064%, 8/25/2024	1,437,343	1,422,810
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,116,871	1,081,796
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,852,610
Freddie Mac, 0.069%, 5/25/2025 (i)	80,622,772	92,913
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	1,167,966	1,122,590
Freddie Mac, 1.366%, 3/25/2027 (i)	1,030,000	37,352
Freddie Mac, 5.674%, 3/25/2027	337,905	334,773
Freddie Mac, 0.568%, 7/25/2027 - 12/25/2031 (i)	30,701,226	521,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.417%, 8/25/2027 (i)	$23,554,429	$288,987
Freddie Mac, 0.364%, 12/25/2027 (i)	188,761	2,268
Freddie Mac, 0.294%, 1/25/2028 (i)	39,669,649	414,897
Freddie Mac, 0.304%, 1/25/2028 (i)	17,040,303	184,102
Freddie Mac, 0.132%, 2/25/2028 (i)	47,648,064	253,178
Freddie Mac, 0.118%, 4/25/2028 (i)	31,295,195	164,894
Freddie Mac, 3.9%, 4/25/2028	255,290	248,257
Freddie Mac, 3%, 6/15/2028 - 11/25/2063	7,952,407	7,173,105
Freddie Mac, 3.5%, 6/15/2028 - 10/25/2058	8,486,338	7,828,588
Freddie Mac, 4.724%, 12/25/2028	795,111	795,354
Freddie Mac, 5.964%, 3/25/2029	891,851	892,017
Freddie Mac, 1.09%, 7/25/2029 (i)	4,401,672	207,452
Freddie Mac, 5.954%, 7/25/2029 - 9/25/2029	2,753,993	2,755,506
Freddie Mac, 1.141%, 8/25/2029 (i)	7,616,183	378,722
Freddie Mac, 5.994%, 9/25/2029	876,517	877,618
Freddie Mac, 5.804%, 12/25/2029	400,000	397,769
Freddie Mac, 1.317%, 1/25/2030 (i)	3,652,909	227,063
Freddie Mac, 1.799%, 4/25/2030 (i)	1,602,831	146,948
Freddie Mac, 1.868%, 4/25/2030 (i)	4,034,514	378,721
Freddie Mac, 1.666%, 5/25/2030 (i)	2,174,913	188,371
Freddie Mac, 1.797%, 5/25/2030 (i)	4,905,689	451,417
Freddie Mac, 1.115%, 6/25/2030 (i)	2,738,169	152,116
Freddie Mac, 1.341%, 6/25/2030 (i)	1,983,331	138,201
Freddie Mac, 5.699%, 6/25/2030	367,096	365,953
Freddie Mac, 5.739%, 6/25/2030	269,451	267,796
Freddie Mac, 1.599%, 8/25/2030 (i)	1,814,781	153,646
Freddie Mac, 1.169%, 9/25/2030 (i)	1,149,690	72,597
Freddie Mac, 1.08%, 11/25/2030 (i)	2,249,951	134,476
Freddie Mac, 0.326%, 1/25/2031 (i)	8,708,530	148,098
Freddie Mac, 0.78%, 1/25/2031 (i)	3,359,280	150,816
Freddie Mac, 0.936%, 1/25/2031 (i)	2,545,825	134,375
Freddie Mac, 0.514%, 3/25/2031 (i)	6,909,883	193,683
Freddie Mac, 0.732%, 3/25/2031 (i)	2,967,667	127,897
Freddie Mac, 1.216%, 5/25/2031 (i)	1,210,235	85,866
Freddie Mac, 0.937%, 7/25/2031 (i)	1,944,368	112,265
Freddie Mac, 0.508%, 8/25/2031 (i)	2,463,473	75,070
Freddie Mac, 0.536%, 9/25/2031 (i)	8,016,720	262,347
Freddie Mac, 0.855%, 9/25/2031 (i)	7,432,958	379,745
Freddie Mac, 0.349%, 11/25/2031 (i)	11,978,818	269,027
Freddie Mac, 0.498%, 12/25/2031 (i)	11,887,771	368,070
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	140,455	145,115
Freddie Mac, 6.069%, 9/25/2032	1,287,351	1,292,453
Freddie Mac, 5.783%, 10/15/2032	40,688	40,282
Freddie Mac, 0.153%, 11/25/2032 (i)	10,140,098	144,562
Freddie Mac, 6.039%, 7/25/2033	1,427,513	1,434,640
Freddie Mac, 0.128%, 8/25/2033 (i)	10,770,884	151,383
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,031,032	1,034,570
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	1,040,938	1,071,810
Freddie Mac, 5.633%, 4/15/2035	31,659	31,358
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	647,562	661,843
Freddie Mac, 5.5%, 2/15/2036 (i)	70,725	12,413
Freddie Mac, 5.683%, 3/15/2039 - 5/15/2041	404,936	391,370
Freddie Mac, 6.133%, 5/15/2039	30,387	30,301
Freddie Mac, 4.5%, 12/15/2040 (i)	15,489	1,348
Freddie Mac, 1.75%, 8/15/2041	189,206	173,548
Freddie Mac, 5.833%, 8/15/2046	47,208	46,455
Freddie Mac, 6.77%, 10/25/2053	92,991	94,615
Freddie Mac, 3.25%, 11/25/2061	1,948,108	1,700,384
Freddie Mac, UMBS, 6.5%, 8/01/2032	12,472	12,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	$12,960,134	$10,319,043
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	309,305	281,075
Freddie Mac, UMBS, 3%, 7/01/2050 - 1/01/2053	3,532,621	3,043,255
Freddie Mac, UMBS, 2.5%, 2/01/2051 - 9/01/2052	4,112,853	3,414,267
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	1,682,466	1,270,095
Freddie Mac, UMBS, 4%, 5/01/2052	689,947	644,147
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	111,190	108,504
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	360,494	362,474
Ginnie Mae, 5.5%, 7/15/2033 - 2/20/2053	2,444,666	2,456,277
Ginnie Mae, 5.671%, 8/20/2034	189,671	192,431
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	580,585	556,747
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2052	3,472,486	3,377,456
Ginnie Mae, 5.893%, 10/20/2039	108,094	107,411
Ginnie Mae, 5.543%, 9/20/2041	1,352,871	1,327,990
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	737,869	108,680
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,913,739	1,780,590
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,216,568	3,594,345
Ginnie Mae, 4%, 8/16/2042 (i)	136,037	19,286
Ginnie Mae, 2.25%, 9/20/2043	62,243	60,174
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	4,134,226	3,674,901
Ginnie Mae, 2.5%, 2/20/2051 (i)	416,839	52,201
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	4,100,484	3,360,654
Ginnie Mae, 5%, 1/20/2053 - 9/20/2053	3,579,787	3,518,074
Ginnie Mae, 7%, 12/20/2053	124,999	127,760
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	2,874,060	2,924,878
Ginnie Mae, 0.584%, 2/16/2059 (i)	709,308	24,364
Ginnie Mae, 6.468%, 3/20/2064	450,000	450,000
Ginnie Mae, 6.474%, 3/20/2064	925,000	925,000
Ginnie Mae, TBA, 2%, 4/18/2054 - 5/15/2054	2,200,000	1,803,597
Ginnie Mae, TBA, 3%, 5/20/2054	350,000	308,908
UMBS, TBA, 2.5%, 4/11/2054 - 5/15/2054	1,625,000	1,344,092
UMBS, TBA, 4%, 4/11/2054	50,000	46,300
		$160,456,566
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	$615,000	$567,804
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	313,723
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	102,998	100,439
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	295,000	275,209
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	280,000	277,817
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	214,459
		$1,749,451
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.77%, 4/01/2024	$10,801	$10,799
Small Business Administration, 5.52%, 6/01/2024	3,944	3,939
Small Business Administration, 4.99%, 9/01/2024	688	683
Small Business Administration, 5.11%, 4/01/2025	16,799	16,649
Small Business Administration, 2.21%, 2/01/2033	252,417	228,780
Small Business Administration, 2.22%, 3/01/2033	392,500	355,168
Small Business Administration, 3.15%, 7/01/2033	371,916	347,510
Small Business Administration, 3.16%, 8/01/2033	228,744	214,012
Small Business Administration, 3.62%, 9/01/2033	132,898	126,291
		$1,303,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 27.1%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,767,424
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	1,953,354
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	346,095
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	525,092
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,773,885
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	10,742,193
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	10,280,095
U.S. Treasury Notes, 2%, 8/15/2025	438,000	421,575
U.S. Treasury Notes, 3.5%, 9/15/2025	3,258,000	3,197,167
U.S. Treasury Notes, 4.875%, 11/30/2025	4,984,000	4,991,204
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,702,109
U.S. Treasury Notes, 4.25%, 12/31/2025	11,354,000	11,260,418
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,351,676
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,266,961
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,130,918
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,257,820
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,731,201
		$80,699,187
Total Bonds		$268,901,043
Investment Companies (h) – 10.3%
Money Market Funds – 10.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	30,712,875	$30,719,018

Other Assets, Less Liabilities – (0.4)%		(1,332,702)
Net Assets – 100.0%		$298,287,359
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,719,018 and $268,901,043, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,369,887, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/21	$463,338	$459,287
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/21	206,000	201,082
Total Restricted Securities			$660,369
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	630	$69,802,031	June – 2024	$426,079
U.S. Treasury Ultra Bond 30 yr	Long	USD	62	7,998,000	June – 2024	35,967
						$462,046
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	91	$18,608,078	June – 2024	$(9,436)
U.S. Treasury Note 5 yr	Short	USD	151	16,159,359	June – 2024	(8,261)
U.S. Treasury Ultra Note 10 yr	Short	USD	200	22,921,875	June – 2024	(149,441)
						$(167,138)
At March 31, 2024, the fund had liquid securities with an aggregate value of $1,419,279 to cover any collateral or margin obligations for certain derivatives contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$82,003,018	$—	$82,003,018
Municipal Bonds	—	1,749,451	—	1,749,451
U.S. Corporate Bonds	—	1,037,500	—	1,037,500
Residential Mortgage-Backed Securities	—	162,251,570	—	162,251,570
Commercial Mortgage-Backed Securities	—	9,921,468	—	9,921,468
Asset-Backed Securities (including CDOs)	—	11,938,036	—	11,938,036
Mutual Funds	30,719,018	—	—	30,719,018
Total	$30,719,018	$268,901,043	$—	$299,620,061
Other Financial Instruments
Futures Contracts – Assets	$462,046	$—	$—	$462,046
Futures Contracts – Liabilities	(167,138)	—	—	(167,138)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,003,199	$50,560,829	$46,847,231	$2,469	$(249)	$30,719,018
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$268,271	$—